Note 2 - Basis of presentation	12 Months Ended
Nov. 30, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
2.	Basis of presentation

(a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiaries, IPC Ltd., Intellipharmaceutics Corp. (“IPC Corp”), Vasogen Ireland Ltd. (“VIL”) and Vasogen Corp. (“VUS”).

On October 22, 2009, the Company, formerly IPC Ltd., as part of the acquisition discussed in Note 1, issued 1,526,987 shares of stock in exchange for all the outstanding shares of Vasogen and 9,380,070 shares of stock in exchange for all the outstanding shares of IPC Ltd. Under accounting principles generally accepted in the United States of America (“U.S. GAAP”), this transaction is considered to be a continuity of interest transaction followed by the acquisition of assets and assumption of certain liabilities of Vasogen. On acquisition, the difference between the fair value of assets acquired and liabilities assumed was recorded as a credit to additional paid in capital, as described in Note 4.

The comparative number of shares issued and outstanding, options, warrants, basic and diluted loss per common share have been amended to give effect to reflect the arrangement and merger.

All significant inter-company accounts and transactions have been eliminated on consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates.

Areas where significant judgment is involved in making estimates are: the determination of estimated useful lives of property and equipment; the fair values of financial assets and liabilities; the determination of units of accounting for revenue recognition; the expected term of the Company's continued involvement in the research and development of each contract; the fair value of stock options and the determination of performance criteria for expensing share-based payments; the fair value of warrants; evaluation of income tax positions; the determination of valuation allowances; the determination of investment tax credits: accrued liabilities; deferred revenue; and forecasting future cash flows for assessing whether there are any impairments of long-lived assets.